Virtus Opportunities Trust

Virtus Strategy Trust

Supplement dated December 29, 2023 to the Statutory Prospectuses pertaining to all series of Virtus Strategy Trust and to all series of Virtus Opportunities Trust other than Virtus Stone Harbor Emerging Markets Bond Fund,
Virtus Stone Harbor Emerging Markets Debt Income Fund, Stone Harbor Local Markets Fund and
Virtus Stone Harbor Strategic Income Fund, each dated January 27, 2023, as supplemented

Virtus Equity Trust

Supplement dated December 29, 2023 to the Statutory Prospectus, dated January 27, 2023, as revised May 8, 2023, as supplemented

Virtus Alternative Solutions Trust

Supplement dated December 29, 2023 to the Statutory Prospectus pertaining to Virtus Duff & Phelps Select
MLP and Energy Fund and Virtus KAR Long/Short Equity Fund dated February 28, 2023

The Merger Fund®

Supplement dated December 29, 2023 to the Statutory Prospectus, dated April 28, 2023

Virtus Asset Trust

Virtus Event Opportunities Trust

Supplement dated December 29, 2023 to the Statutory Prospectuses dated
April 28, 2023, as supplemented

Virtus Alternative Solutions Trust

Supplement dated December 29, 2023 to the Statutory Prospectus pertaining to Virtus AlphaSimplex Global
Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund

dated May 12, 2023, as supplemented

Virtus Opportunities Trust

Supplement dated September 28, 2023 to the Virtus Opportunities Trust Statutory Prospectus pertaining to the series of Virtus Stone Harbor Emerging Markets Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund,
Virtus Stone Harbor Local Markets Fund and Virtus Stone Harbor Strategic Income Fund,
dated September 28, 2023, as supplemented

Virtus Investment Trust

Supplement dated December 29, 2023 to the Statutory Prospectus, dated October 27, 2023, as supplemented

IMPORTANT NOTICE

Effective December 29, 2023, the Appendix A section titled “Intermediary Sales Charge Discounts and Waivers” is hereby replaced in its entirety with the following:

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts. Please see the section entitled “Sales Charges – What arrangement is best for you?” for more information on sales charges and waivers available for different classes.

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus:

▪	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

▪	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

▪	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

▪	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

▪	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

▪	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Virtus Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

▪	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.

Rights of Accumulation (“ROA”)

▪	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Virtus Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

▪	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

▪	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

▪	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

▪	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

▪	Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

▪	Shares purchased in an Edward Jones fee-based program.

▪	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment. Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:

▪	The redemption and repurchase occur in the same account.

▪	The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

▪	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

▪	The death or disability of the shareholder.

▪	Systematic withdrawals with up to 10% per year of the account value.

▪	Return of excess contributions from an Individual Retirement Account (IRA).

▪	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

▪	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

▪	Shares exchanged in an Edward Jones fee-based program.

▪	Shares acquired through NAV reinstatement.

▪	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

▪	Initial purchase minimum: $250

▪	Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

▪	A fee-based account held on an Edward Jones platform.

▪	A 529 account held on an Edward Jones platform.

▪	An account with an active systematic investment plan or LOI.

Exchanging Share Classes

▪	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or the SAI.

Front-end Sales Charge* Waivers on Class A Shares available at Janney

▪	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

▪	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

▪	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

▪	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

▪	Shares acquired through a right of reinstatement.

▪	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC Waivers on Class A Shares and Class C Shares available at Janney

▪	Shares sold upon the death or disability of the shareholder.

▪	Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

▪	Shares purchased in connection with a return of excess contributions from an IRA account.

▪	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.

▪	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

▪	Shares acquired through a right of reinstatement.

▪	Shares exchanged into the same share class of a different fund.

Front-end Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent

▪	Breakpoints as described in this prospectus.

▪	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets.

▪	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets.

*Also referred to as an “initial sales charge.”

Merrill Lynch

Effective December 29, 2023, purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers available at Merrill Lynch

▪	Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

▪	Shares purchased through a Merrill Lynch investment advisory program

▪	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account

▪	Shares purchased through the Merrill Edge Self-Directed platform

▪	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

▪	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

▪	Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

▪	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

▪	Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within ninety (90) calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares available at Merrill Lynch

▪	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

▪	Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

▪	Shares sold due to return of excess contributions from an IRA account

▪	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

▪	Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts on Class A Shares Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

▪	Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

▪	Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

▪	Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley

Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

▪	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

▪	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

▪	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

▪	Shares purchased through a Morgan Stanley self-directed brokerage account.

▪	Class C (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

▪	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within ninety (90) days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at OPCO

▪	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

▪	Shares purchased by or through a 529 Plan.

▪	Shares purchased through a OPCO affiliated investment advisory program.

▪	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

▪	Shares purchased using the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

▪	A shareholder in the fund’s Class C shares will have their shares exchanged at net asset value into Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of OPCO.

▪	Employees and registered representatives of OPCO or its affiliates and their family members.

▪	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on Class A Shares and Class C Shares available at OPCO

▪	Death or disability of the shareholder.

▪	Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

▪	Return of excess contributions from an IRA account.

▪	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS guidance.

▪	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.

▪	Shares acquired through a right of reinstatement.

Front-end Sales Charge Discounts Available at OPCO: Breakpoints, Rights of Accumulation, and/or Letters of Intent

▪	Breakpoints as described in this prospectus.

▪	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each such entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Raymond James

▪	Shares purchased in an investment advisory program.

▪	Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

▪	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

▪	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

▪	A shareholder in a fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A Shares and Class C Shares available at Raymond James

▪	Death or disability of the shareholder.

▪	Shares sold as part of a systematic withdrawal plan as described in this prospectus.

▪	Return of excess contributions from an IRA account.

▪	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.

▪	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

▪	Shares acquired through a right of reinstatement.

Front-end Load Discounts on Class A Shares Available at Raymond James: Breakpoints, and/or Rights of Accumulation, and/or Letters of Intent

▪	Breakpoints as described in this prospectus.

▪	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets.

▪	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Baird

▪	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

▪	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.

▪	Shares purchased using the proceeds of redemptions from another Virtus fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

▪	Shareholders in Class C Shares will have their shares exchanged at net asset value into Class A shares of the same fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

▪	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on Class A Shares and Class C Shares available at Baird

▪	Shares sold due to the death or disability of the shareholder.

▪	Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

▪	Shares bought due to returns of excess contributions from an IRA account.

▪	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in this prospectus.

▪	Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

▪	Shares acquired through a right of reinstatement.

Front-end Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

▪	Breakpoints as described in this prospectus.

▪	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Virtus fund assets held by accounts within the purchaser’s household at Baird. Eligible Virtus fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial professional about such assets.

▪	Letters of intent (“LOI”) allow for breakpoint discounts based on anticipated purchases of Virtus funds through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at Stifel

▪	Class C shares that have been held for more than seven (7) years will be exchanged for Class A shares of the same fund pursuant to Stifel’s policies and procedures without the imposition of a front-end sales load.

All other sales charge waivers and reductions described elsewhere in this prospectus or the SAI still apply.

MultiTrust Appendix A update – EJ-ML update (12/2023)